Schedule of Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
Cost of revenue (excluding depreciation and amortization)	$ 1,717	$ 541	$ 3,296	$ 1,244
Selling, general and administrative (excluding depreciation and amortization)	13,625	793	16,283	1,567
Depreciation and amortization	18,145	2,509	22,868	3,880
Colocation lease cost	10,555	1,562	15,222	2,372
Total operating costs and expenses	$ 44,042	$ 5,405	$ 57,669	$ 9,063
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cost of revenue (excluding depreciation and amortization)					$ 3,891	$ 1,930
Selling, general and administrative (excluding depreciation and amortization)					18,269	1,745
Depreciation and amortization					10,536	2,534
Colocation lease cost					5,244	1,795
Total operating costs and expenses					$ 37,940	$ 8,004